Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013
Reinsurance recoverables
Ceded future policyholder benefits and expenses	$ 1,797,057	$ 1,560,436
Ceded unearned premium	25,389	17,792
Ceded claims and benefits payable	319,790	247,777
Ceded paid losses	11,972	11,375
Total	2,154,208	1,837,380
The Hartford and John Hancock
Reinsurance recoverables
Total	2,045,518
Number of reinsurers with the largest reinsurance recoverable balances	2
A. M. Best ratings of reinsurer, A++ or A+
Reinsurance recoverables
Ceded future policyholder benefits and expenses	1,158,636
Ceded unearned premium	25,217
Ceded claims and benefits payable	295,587
Ceded paid losses	239
Total	1,479,679
A. M. Best ratings of reinsurer, A or A-
Reinsurance recoverables
Ceded future policyholder benefits and expenses	601,782
Ceded unearned premium	37
Ceded claims and benefits payable	16,696
Ceded paid losses	26
Total	618,541
A. M. Best ratings of reinsurer, B++ or B+
Reinsurance recoverables
Ceded future policyholder benefits and expenses	36,315
Ceded unearned premium	135
Ceded claims and benefits payable	244
Ceded paid losses	0
Total	36,694
Not rated
Reinsurance recoverables
Ceded future policyholder benefits and expenses	324
Ceded unearned premium	0
Ceded claims and benefits payable	7,263
Ceded paid losses	11,707
Total	$ 19,294